Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 50,300	₨ 46,465	₨ 38,858
Depreciation expense	9,576	8,615	8,152
Amortisation expense	5,265	4,021	3,672
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	15,101	13,571	11,594
Depreciation expense	6,742	6,111	5,627
Amortisation expense	0	0	0
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	29,235	27,505	22,486
Depreciation expense	1,707	1,511	1,476
Amortisation expense	5,220	3,997	3,651
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	5,964	5,389	4,778
Depreciation expense	1,127	993	1,049
Amortisation expense	₨ 45	₨ 24	₨ 21